Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended			136 Months Ended	145 Months Ended		9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended			1 Months Ended	0 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended				1 Months Ended						1 Months Ended	3 Months Ended
	Jul. 24, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2006	Sep. 30, 2013 UMass IP [Member]	Jul. 19, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Sep. 30, 2013 Minimum [Member] UMass IP [Member]	Sep. 30, 2013 Maximum [Member] UMass IP [Member]	Mar. 12, 2013 Co-Chairman and Chief Executive Officer [Member]	Jan. 22, 2013 Co-Chairman and Chief Executive Officer [Member]	Jul. 19, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [ Member]	Dec. 31, 2012 Aspire Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Dec. 09, 2010 Aspire Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Dec. 31, 2012 Aspire Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Maximum [Member]	Mar. 12, 2013 Subsequent Event [Member]	Jan. 22, 2013 Subsequent Event [Member]	Feb. 07, 2013 Subsequent Event [Member] Agreement	Feb. 07, 2013 Subsequent Event [Member] UMass IP [Member]	Oct. 24, 2013 Subsequent Event [Member] Series B Warrants [Member]	Oct. 17, 2013 Subsequent Event [Member] Series B Warrants [Member]	Oct. 31, 2013 Subsequent Event [Member] Series B Warrants [Member]	Sep. 30, 2013 Subsequent Event [Member] Series B Warrants [Member]	Jul. 31, 2013 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2013 Subsequent Event [Member] Common Stock [Member]	Jul. 31, 2013 Subsequent Event [Member] Series A Warrants [Member]	Oct. 24, 2013 Subsequent Event [Member] Series A Warrants [Member]	Feb. 07, 2013 Subsequent Event [Member] Minimum [Member] UMass IP [Member]	Feb. 07, 2013 Subsequent Event [Member] Maximum [Member] UMass IP [Member]	Mar. 12, 2013 Subsequent Event [Member] Co-Chairman and Chief Executive Officer [Member]	Jan. 22, 2013 Subsequent Event [Member] Co-Chairman and Chief Executive Officer [Member]	Oct. 31, 2013 Subsequent Event [Member] Co-Chairman and Chief Executive Officer [Member] Series B Warrants [Member]	Oct. 31, 2013 Subsequent Event [Member] Company's Chief Science Officer [Member] Series B Warrants [Member]	Oct. 31, 2013 Subsequent Event [Member] Dr. Andrey Semechkin and Ruslan Semechkin [ Member]	Mar. 31, 2013 Subsequent Event [Member] Aspire Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Additional net proceeds from issuance of common stock and warrants					$ 242,000		$ 4,000	$ 532,000		$ 992,000	$ 1,234,000																						$ 2,100,000
Number of warrants exercised																																2,750,000	15,054,822	12,304,822
Number of warrants issued	20,000,000																																		15,054,822
Number of shares\Warrants included in total additional units																																					15,054,822
Warrant to exercised common stock			2,500,000	5,062,500												1,700,000											2,500,000	5,062,500															2,754,821	667,667
Proceeds from stock offering		2,400,000			6,289,000	2,088,000	2,084,000	3,358,000		28,882,000	35,171,000												1,000,000																						497,000
Closing bid price of common stock															80.00%																	20.00%
Closing bid price per share																																$ 0.1815
Adjusted exercise price																																$ 0.1452
Proceeds form warrants																																1,700,000		400,000
Warrants exercise price														$ 0.15																		$ 0.15
Warrants expiration date																																		October 24th
Warrants expired unexercised																															3,245,178
Warrants outstanding																															45,183,988
Common stock reserved for future issuance																															45,850,654
Outstanding warrants exercisable																																						36,754,822
Number of license agreements																													3
Obligation to pay royalties range																			6.00%	12.00%																			6.00%	12.00%
Net sales of product reduced													0.25%																	0.25%
Conversion of convertible shares																8,000,000	2,000,000	3,727,000																		8,000,000
Common stock, share issued			5,000,000	10,125,000	134,169,565		87,388,815	80,036,315	1,370,000	87,388,815	134,169,565	1,350,000															5,000,000	10,125,000
Common stock value			1,000,000	2,025,000	134,000		87,000	80,000		87,000	134,000														25,000,000		1,000,000	2,025,000
Common stock value per share			$ 0.20	$ 0.20																							$ 0.20	$ 0.20
Amount of share purchased by investors under securities purchase agreement																																									100,000
Class of warrant period from which warrants exercisable																					5 years	5 years																			5 years	5 years
Percentage of shares purchased after exercising warrants			50.00%	50.00%																							50.00%	50.00%
Stock repurchase agreement, authorized amount																										25,000,000
Total number of shares of common stock sold														20,000,000										9,333,333	333,333																					1,200,000
Common stock sold for an aggregate to aspire capital									$ 1,200,000															$ 5,942,000	$ 500,000																					$ 264,000